Mar. 01, 2025
LeaderSharesTM AlphaFactor(R) US Core Equity ETF
FUND SUMMARY – LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
Investment Objective:

The LeaderShares® AlphaFactor® US Core Equity ETF (the “AlphaFactor® US Core Equity ETF” or the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderSharesTM AlphaFactor(R) US Core Equity ETF LeaderSharesTM AlphaFactor(R) US Core Equity ETF
Management Fee	0.75%	[1]
Distribution and Service(12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s adviser provides investment advisory service, and pays most of the Fund’s operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses such as litigation to which a Fund may be a party and indemnification of the Trustees and officers with respect thereto) in return for a “unitary fee.”

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | LeaderSharesTM AlphaFactor(R) US Core Equity ETF | USD ($)	77	240	417	930

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to replicate the Adviser’s proprietary index, the AlphaFactor® US Core Equity Index (the “Index”). The Index utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of top 1,000 market capitalization may be considered large or mid-cap companies. As of February 22, 2024, the market capitalization range of this universe of companies is between $362 million and over $3 trillion. Due to future market fluctuations, the market capitalization of this universe may be lower or higher at any given time. The methodology selects stocks based on a number of characteristics that include, but are not limited to, net share count reduction, free cash flow growth, and debt/asset ratios. The final selection of stocks is based on market characteristics including, but not limited to, liquidity and market capitalization.

Under normal circumstances, at least 80% of the Fund’s net assets, including any borrowings for investment purposes, will be invested in a diversified portfolio of equity securities of U.S. common stocks included in the Index. The Fund may also invest up to 20% of its assets in securities and other instruments not included in its Index but which the Adviser believes will help the Fund track its Index.

As of December 31, 2023, the Index was comprised of one hundred issuers. It is rebalanced to equal weight and reconstituted on a quarterly basis. The composition of the Index will change over time.

The Fund uses as its index calculation agent Solactive, AG (“Calculation Agent”), an organization that is independent of the Fund and the Adviser. The Adviser determines the composition and relative weightings of the securities in the Index and the Calculation Agent publishes information regarding the market value of the Index.

The Fund uses a “passive” or indexing approach to attempt to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. The Fund may concentrate its investments in certain sectors, which may include the information technology sector, industrials sector, consumer discretionary sector, and financials sector, to the extent that the Index concentrates in such sectors.

Principal Investment Risks.
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund over time to the performance of a broad-based securities market index, as well as against the Index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.leadersharesetfs.com or by calling 1-480-757-4277.

Performance Bar Chart For Calendar Years Ended December 31st:

Highest Quarter:	06/30/2020	23.65%
Lowest Quarter:	03/31/2020	-29.26%

Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Average Annual Returns - LeaderSharesTM AlphaFactor(R) US Core Equity ETF	Label	One Year		Five Year		Since Inception	[1]	Inception Date
LeaderSharesTM AlphaFactor(R) US Core Equity ETF	Return before taxes	18.31%		9.32%		8.81%		Oct. 01, 2018
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | Return after taxes on Distributions	Return after taxes on Distributions	18.19%		9.15%		8.64%		Oct. 01, 2018
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | Return after taxes on Distributions and Sale of Fund Shares	Return after taxes on Distributions and Sale of Fund Shares	10.92%		7.35%		7.00%		Oct. 01, 2018
S&P 500 Index	S&P 500 Index	25.02%	[2]	14.53%	[2]	13.71%	[2]	Oct. 01, 2018	[2]
AlphaFactor® US Core Equity Index (reflects no deductions for fees, expenses or taxes)	AlphaFactor® US Core Equity Index (reflects no deductions for fees, expenses or taxes)	19.26%	[3]	10.24%	[3]	9.73%	[3]	Oct. 01, 2018	[3]
[1]	Inception date is October 1, 2018
[2]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[3]	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.